Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Adjusted profit before tax and balance sheet data

HSBC constant currency profit before tax and balance sheet data
	Half-year to 30 Jun 2026
	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total
	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	8,132	6,530	15,609	7,739	(268)	37,742
– external	5,179	7,066	20,942	7,086	(2,531)	37,742
– inter-segment	2,953	(536)	(5,333)	653	2,263	—
– of which: net interest income/(expense)[1]	5,975	5,682	8,023	3,585	(5,032)	18,233
Change in expected credit losses and other credit impairment charges	(540)	(505)	(894)	(413)	(1)	(2,353)
Net operating income/(expense)	7,592	6,025	14,715	7,326	(269)	35,389
Total operating expenses	(2,454)	(2,693)	(7,465)	(4,727)	(87)	(17,426)
Operating profit/(loss)	5,138	3,332	7,250	2,599	(356)	17,963
Share of profit in associates and joint ventures less impairment	—	—	—	17	1,542	1,559
Constant currency profit/(loss) before tax	5,138	3,332	7,250	2,616	1,186	19,522
	%	%	%	%	%	%
Share of HSBC’s constant currency profit/(loss) before tax	26.3	17.1	37.1	13.4	6.1	100.0
Constant currency cost efficiency ratio	30.2	41.2	47.8	61.1	(32.5)	46.2

Constant currency balance sheet data	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	230,495	306,175	331,512	153,763	160	1,022,105
Interests in associates and joint ventures	—	—	82	512	30,739	31,333
Total external assets	450,796	449,769	1,970,104	439,388	128,104	3,438,161
Customer accounts	536,808	348,342	669,711	272,646	196	1,827,703

	Half-year to 30 Jun 2025
Net operating income before change in expected credit losses and other credit impairment charges[2]	7,666	6,241	14,819	7,284	(1,198)	34,812
– external	4,865	6,772	20,356	6,226	(3,407)	34,812
– inter-segment	2,801	(531)	(5,537)	1,058	2,209	—
– of which: net interest income/(expense)[1]	5,724	5,353	7,458	3,848	(5,140)	17,243
Change in expected credit losses and other credit impairment charges	(857)	(340)	(313)	(503)	(2)	(2,015)
Net operating income	6,809	5,901	14,506	6,781	(1,200)	32,797
Total operating expenses	(2,298)	(2,672)	(7,701)	(4,647)	(133)	(17,451)
Operating profit	4,511	3,229	6,805	2,134	(1,333)	15,346
Share of profit in associates and joint ventures[2]	—	—	—	2	653	655
Constant currency profit before tax	4,511	3,229	6,805	2,136	(680)	16,001
	%	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	28.2	20.2	42.5	13.3	(4.2)	100.0
Constant currency cost efficiency ratio	30.0	42.8	52.0	63.8	(11.1)	50.1

Constant currency balance sheet data	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	225,442	286,036	311,033	148,341	187	971,039
Interests in associates and joint ventures	—	—	107	511	28,431	29,049
Total external assets	425,910	417,723	1,752,248	435,501	144,600	3,175,982
Customer accounts	508,730	336,506	577,443	274,578	342	1,697,599
1Net interest expense recognised in Corporate Centre includes 1H26: $4.8bn (1H25: $4.7bn) of interest expense in relation to the internal cost to fund trading and fair value net assets; and the funding cost of foreign exchange swaps in our Markets Treasury function.
2The amount in 1H25 includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We also recognised a
$1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Share of profit in associates and joint ventures less impairment’.

Reported external net operating income by country	Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun 2026	30 Jun 2025
	$m	$m
Reported external net operating income by country/territory	37,742	34,122
– UK1	7,922	6,270
– Hong Kong	12,343	11,490
– US	2,599	2,313
– Chinese mainland	1,311	67
– other countries/territories	13,567	13,982
1UK comprises our ring-fenced bank, HSBC UK Bank plc, our UK non-ring-fenced bank in HSBC Bank plc, HSBC Holdings plc and the Group’s UK-based service companies.

Reconciliation of reported and adjusted items

Constant currency results reconciliation
	30 Jun 2026	30 Jun 2025
	Reported and constant currency	Constant currency	Currency translation	Reported
	$m	$m	$m	$m
Revenue	37,742	34,812	690	34,122
ECL	(2,353)	(2,015)	(74)	(1,941)
Operating expenses	(17,426)	(17,451)	(429)	(17,022)
Share of profit in associates and joint ventures less impairment	1,559	655	4	651
Profit before tax	19,522	16,001	191	15,810

Constant currency balance sheet reconciliation
	At 30 Jun 2026	At 30 Jun 2025			At 31 Dec 2025
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	1,022,105	971,039	(10,683)	981,722	981,950	(6,449)	988,399
Interests in associates and joint ventures	31,333	29,049	847	28,202	30,026	449	29,577
Total external assets	3,438,161	3,175,982	(38,389)	3,214,371	3,206,415	(26,619)	3,233,034
Customer accounts	1,827,703	1,697,599	(21,005)	1,718,604	1,771,972	(14,856)	1,786,828

Notable items
	Half-year to
	30 Jun 2026	30 Jun 2025
	$m	$m
Revenue
Disposals, wind-downs, acquisitions and related costs[1]	(426)	(139)
Dilution loss of interest in BoCom associate[2]	—	(1,136)
Operating expenses
Disposals, wind-downs, acquisitions and related costs	(129)	(227)
Restructuring and other related costs[3]	(318)	(616)
Impairment loss of interest in BoCom associate[2]	—	(1,000)
1The amount in 1H26 includes $0.2bn from the recycling of foreign currency translation reserve losses arising on completion of the sale of our UK life insurance business, HSBC Life (UK) Limited, and $0.3bn of disposal losses recognised upon the ‘held for sale‘ classification of HSBC Continental Europe’s shareholding in
HSBC Bank Malta p.l.c. 1H25 includes $0.1bn fair value losses on ADRs in Galicia received as a part of the sale consideration for HSBC Argentina, which were sold in 2Q25.
2The amount in 1H25 includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We also recognised a
$1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment loss of interest in BoCom associate’.
3Amounts relate to organisational simplification provisions recognised in 2026 and 2025.